SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total consolidated assets	$ 7,597,688	$ 7,985,343	$ 8,335,072
City of Dreams [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	2,583,130	2,691,228	2,720,571
Studio City [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,266,485	3,444,870	3,705,391
Altira Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	51,886	45,697	77,631
Mocha and Other [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	58,663	139,511	135,256
City of Dreams Manila [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	374,540	376,244	418,594
City of Dreams Mediterranean and Other [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	720,225	682,937	742,450
Other Operation [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	157,914	83,653	0
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 384,845	$ 521,203	$ 535,179